1. Business Description and Basis of Presentation (Details) (USD $)	1 Months Ended
Feb. 28, 2014
Details
Entity Incorporation, State Country Name	state of Nevada
Entity Incorporation, Date of Incorporation	Jan. 22, 2014
Business Acquisition, Name of Acquired Entity	mCig, Inc.
Business Acquisition, Date of Acquisition Agreement	Feb. 24, 2014
Business Combination, Goodwill Recognized, Description	specific assets consisting solely of pending trademarks for the term “VitaCig” filed with the USPTO on January 18, 2014
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 500
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable Fair Value Method	500,135,000 shares of common capital stock representing 100% of the shares outstanding of VitaCig, Inc.